FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Schedule of financial assets and public service concessions

	CONSOLIDATED
	12/31/2019	12/31/2018
Transmission Concessions
RBSE (a)	34,288,071	36,277,549
Generation Concessions
Compensable Concessions (a)	2,070,912	2,033,078
Itaipu Financial Assets (b)	1,202,493	1,803,717
Total	37,561,476	40,114,344

Current	5,927,964	6,013,891
Non-current	31,633,512	34,100,453

Total	37,561,476	40,114,344

Schedule of movement of assets related to the RBSE

	Furnas	Chesf	Eletronorte	Eletrosul	Total

Balance as of December 31, 2017	19,679,665	10,868,543	5,544,767	2,145,040	38,238,015
Initial Adoption Adjustment IFRS 09	370,152	257,689	454,788	55,916	1,138,545
Updates - Financial Revenue	2,492,439	1,013,071	739,940	216,810	4,462,260
Fair Value Adjustment	(815,930)	5,951	(124,654)	13,420	(921,213)
(Receipt)	(3,401,741)	(1,856,228)	(964,537)	(417,552)	(6,640,058)
Balance as of December 31, 2018	18,324,585	10,289,026	5,650,304	2,013,634	36,277,549

Balance as of December 31, 2018	18,324,585	10,289,026	5,650,304	2,013,634	36,277,549
Updates - Financial Revenue	2,241,887	791,278	830,424	209,404	4,072,993
Fair Value Adjustment	222,483	485,032	(339,333)	(422)	367,760
(Recebimento)	(3,279,653)	(1,829,566)	(978,792)	(342,220)	(6,430,231)
Balance as of December 31, 2019	17,509,302	9,735,770	5,162,603	1,880,396	34,288,071

Current Assets	3,641,821	1,725,579	1,051,757	201,325	6,620,482
Non-Current Assets	13,867,481	8,010,191	4,110,846	1,679,071	27,667,589

Schedule of cash flows of RBSE

Years	Cash Flow
2020	6,354,434
2021	7,614,166
2022	8,873,899
2023	7,799,544
2024	6,725,190
2025	3,362,595
40,729,828

ITAIPU
Disclosure of initial application of standards or interpretations [line items]
Schedule assets and liabilities
b)

	PARENT COMPANY
	12/31/2019	12/31/2018
Accounts Receivable	3,074,190	3,355,804
Right of Reimbursement	2,248,043	2,003,493
Energy Suppliers - Itaipu	(3,028,920)	(2,985,619)
Reimbursement obligations	(2,996,427)	(3,173,079)
Total Assets / Current Liabilities	(703,114)	(799,401)

Accounts Receivable	922,703	1,216,926
Right of Reimbursement	3,479,337	4,553,380
Reimbursement obligations	(2,496,433)	(3,167,188)
Total Assets / Non-Current Liabilities	1,905,607	2,603,118

Total	1,202,493	1,803,717

Summary of balances resulting from the Itaipu Binacional adjustment factor, included in the Financial Assets and Liabilities

	12/31/2019		12/31/2018
	R$ mil	USD mil	R$ mil	USD mil
Regulatory Asset - Current Asset	2,248,044	557,730	2,003,494	517,057
Regulatory Asset - Non- current Asset	3,479,337	863,209	4,553,380	1,175,126
Total assets	5,727,380	1,420,939	6,556,873	1,692,184

Reimbursement obligation – Union - Current liabilities	(1,410,466)	(349,931)	(1,232,250)	(318,016)
Reimbursement obligation - Union - Non - current liabilities	(2,496,433)	(619,355)	(3,167,188)	(817,381)
Total assets	(3,906,899)	(969,286)	(4,399,438)	(1,135,398)

Net Financial Assets	1,820,481	451,654	2,157,435	556,786

IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Schedule of effect of adoption of IFRS 09

Below are the NTN-B indices considered in the quarterly closings and the respective quarterly results calculated.

Database	NTN-Bs	Fair Value
01/01/2018 a 03/31/2018	4.56%	1,532,663
04/01/2018 a 06/30/2018	5.72%	(2,897,829)
07/01/2018 a 09/30/2018	5.88%	(699,405)
10/01/2018 a 12/31/2018	4.60%	1,143,358
01/01/2019 a 03/31/2019	4.10%	1,101,175
04/01/2019 a 06/30/2019	3.09%	716,218
07/01/2019 a 09/30/2019	2.60%	(191,227)

Effect on income and equity:

Results	12/31/2019 -	12/31/2019 -
	NTN-B	WACC	Impacts
Furnas	2,891,211	2,464,370	(426,841)
Chesf	1,440,382	1,276,310	(164,072)
Eletronorte	783,795	491,091	(292,704)
Eletrosul	371,806	208,982	(162,824)
	5,487,194	4,440,753	(1,046,441)

Asset Value	12/31/2019 -	12/31/2019 -	Impacts
	NTN-B	WACC
Furnas	17,936,143	17,509,302	(426,841)
Chesf	9,899,842	9,735,770	(164,072)
Eletronorte	5,455,307	5,162,603	(292,704)
Eletrosul	2,043,220	1,880,396	(162,824)
	35,334,512	34,288,071	(1,046,441)